Schedule of Investments (unaudited)
July 31, 2024
 BrandywineGLOBAL — Global Unconstrained Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 42.4%
U.S. Government Obligations — 42.4%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.125%)	5.338%	7/31/25	3,630,000	$3,629,717 (a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.170%)	5.383%	10/31/25	26,820,000	26,835,938 (a)
U.S. Treasury Notes	2.750%	8/15/32	28,080,000	25,662,487
U.S. Treasury Notes	4.375%	5/15/34	24,010,000	24,627,132

Total U.S. Government & Agency Obligations (Cost — $79,877,670)				80,755,274
Mortgage-Backed Securities — 24.2%
FHLMC — 6.2%
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	9/1/52- 10/1/52	4,757,567	4,587,010
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	11/1/52	2,295,828	2,264,774
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/52	4,878,143	4,889,709
Total FHLMC				11,741,493
FNMA — 7.6%
Federal National Mortgage Association (FNMA)	4.500%	9/1/52	2,863,369	2,761,032
Federal National Mortgage Association (FNMA)	5.000%	10/1/52- 12/1/52	7,318,676	7,226,758
Federal National Mortgage Association (FNMA)	5.500%	12/1/52	4,418,298	4,438,563
Total FNMA				14,426,353
GNMA — 10.4%
Government National Mortgage Association (GNMA) II	5.500%	2/20/53- 9/20/53	19,750,017	19,820,244

Total Mortgage-Backed Securities (Cost — $45,629,102)				45,988,090
Sovereign Bonds — 21.6%
Brazil — 5.0%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	42,950,000 BRL	6,965,854
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	16,130,000 BRL	2,582,093
Total Brazil				9,547,947
Colombia — 6.3%
Colombian TES, Bonds	9.250%	5/28/42	21,780,000,000 COP	4,444,886
Colombian TES, Bonds	7.250%	10/26/50	47,110,000,000 COP	7,518,976
Total Colombia				11,963,862
Mexico — 4.6%
Mexican Bonos, Bonds	8.000%	7/31/53	203,300,000 MXN	8,837,730
South Africa — 3.2%
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	142,500,000 ZAR	6,110,384
United Kingdom — 2.5%
United Kingdom Gilt, Bonds	1.250%	7/31/51	7,300,000 GBP	4,661,289 (b)

Total Sovereign Bonds (Cost — $41,425,456)				41,121,212
Corporate Bonds & Notes — 8.0%
Consumer Discretionary — 4.0%
Automobiles — 4.0%
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	3,830,000	3,849,898
Toyota Motor Credit Corp., Senior Notes	4.450%	5/18/26	3,690,000	3,675,758

Total Consumer Discretionary				7,525,656
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 BrandywineGLOBAL — Global Unconstrained Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy — 1.1%
Oil, Gas & Consumable Fuels — 1.1%
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	3,240,000	$2,187,740

Financials — 2.3%
Banks — 2.3%
Commonwealth Bank of Australia, Senior Notes (SOFR + 0.740%)	6.107%	3/14/25	4,320,000	4,332,755 (a)(c)

Information Technology — 0.6%
Electronic Equipment, Instruments & Components — 0.6%
Jabil Inc., Senior Notes	3.000%	1/15/31	1,420,000	1,234,831

Total Corporate Bonds & Notes (Cost — $15,255,727)				15,280,982
Collateralized Mortgage Obligations(d) — 1.5%
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K087 A2 (Cost — $2,962,002)	3.771%	12/25/28	2,850,000	2,781,279
Convertible Bonds & Notes — 0.6%
Communication Services — 0.6%
Media — 0.6%
DISH Network Corp., Senior Notes (Cost — $1,901,563)	3.375%	8/15/26	1,860,000	1,139,078
Total Investments — 98.3% (Cost — $187,051,520)				187,065,915
Other Assets in Excess of Liabilities — 1.7%				3,221,032
Total Net Assets — 100.0%				$190,286,947

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(c)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
COP	—	Colombian Peso
GBP	—	British Pound
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
ZAR	—	South African Rand
At July 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	250,000	USD	270,370	Goldman Sachs Group Inc.	8/7/24	$279
EUR	9,290,000	USD	10,018,615	Goldman Sachs Group Inc.	8/7/24	38,702
EUR	5,790,000	USD	6,325,425	JPMorgan Chase & Co.	8/7/24	(57,194)
USD	25,414,324	EUR	23,690,000	JPMorgan Chase & Co.	8/7/24	(232,375)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Quarterly Report

 BrandywineGLOBAL — Global Unconstrained Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	4,430,000	USD	4,788,815	Morgan Stanley & Co. Inc.	8/7/24	$7,085
EUR	230,000	USD	247,025	Standard Chartered PLC	8/7/24	1,972
EUR	3,700,000	USD	4,032,741	UBS Securities LLC	8/7/24	(27,136)
CLP	8,530,000,000	USD	9,225,012	HSBC Securities Inc.	8/14/24	(169,619)
USD	414,079	CLP	380,000,000	HSBC Securities Inc.	8/14/24	10,673
USD	3,588,110	CLP	3,380,000,000	HSBC Securities Inc.	8/14/24	(76)
USD	5,057,788	CLP	4,770,000,000	HSBC Securities Inc.	8/14/24	(6,014)
ZAR	9,400,000	USD	508,009	Citibank N.A.	8/15/24	7,416
USD	7,554,538	ZAR	141,600,000	HSBC Securities Inc.	8/15/24	(209,736)
ZAR	4,200,000	USD	230,981	HSBC Securities Inc.	8/15/24	(685)
ZAR	4,400,000	USD	240,024	HSBC Securities Inc.	8/15/24	1,239
ZAR	7,800,000	USD	428,049	HSBC Securities Inc.	8/15/24	(356)
ZAR	11,700,000	USD	639,257	HSBC Securities Inc.	8/15/24	2,283
ZAR	5,300,000	USD	291,895	Morgan Stanley & Co. Inc.	8/15/24	(1,283)
SEK	109,200,000	USD	10,205,989	HSBC Securities Inc.	8/19/24	847
USD	10,357,682	SEK	109,200,000	HSBC Securities Inc.	8/19/24	150,846
TRY	43,500,000	USD	1,243,674	Citibank N.A.	8/22/24	36,679
TRY	100,300,000	USD	2,880,280	Citibank N.A.	8/22/24	71,892
CNH	2,400,000	USD	330,220	JPMorgan Chase & Co.	8/28/24	2,747
USD	19,580,439	CNH	142,340,000	JPMorgan Chase & Co.	8/28/24	(167,235)
AUD	14,690,000	USD	9,800,889	Barclays Bank PLC	9/6/24	(184,945)
USD	553,184	AUD	830,000	HSBC Securities Inc.	9/6/24	9,873
USD	837,381	AUD	1,240,000	HSBC Securities Inc.	9/6/24	25,688
AUD	45,660,000	USD	30,372,575	Morgan Stanley & Co. Inc.	9/6/24	(483,943)
USD	9,786,918	AUD	14,740,000	Morgan Stanley & Co. Inc.	9/6/24	138,244
GBP	8,070,000	USD	10,306,036	Barclays Bank PLC	9/10/24	72,321
GBP	8,090,000	USD	10,395,982	Citibank N.A.	9/10/24	8,095
USD	35,174,838	GBP	27,500,000	Citibank N.A.	9/10/24	(191,308)
GBP	260,000	USD	333,940	HSBC Securities Inc.	9/10/24	430
GBP	7,490,000	USD	9,677,537	Morgan Stanley & Co. Inc.	9/10/24	(45,085)
INR	830,000,000	USD	9,904,062	Barclays Bank PLC	9/11/24	(4,026)
USD	9,905,126	INR	830,000,000	Barclays Bank PLC	9/11/24	5,090
CHF	8,840,000	USD	10,050,594	Goldman Sachs Group Inc.	9/12/24	73,031
CHF	8,980,000	USD	10,142,881	Goldman Sachs Group Inc.	9/12/24	141,073
CHF	9,020,000	USD	10,103,047	Goldman Sachs Group Inc.	9/12/24	226,716
USD	9,982,536	CHF	8,860,000	Goldman Sachs Group Inc.	9/12/24	(163,993)
USD	10,117,206	CHF	8,960,000	Goldman Sachs Group Inc.	9/12/24	(143,844)
USD	353,989	CHF	310,000	HSBC Securities Inc.	9/12/24	(1,025)
CHF	8,630,000	USD	9,819,818	UBS Securities LLC	9/12/24	63,313
KRW	13,350,000,000	USD	9,769,127	Citibank N.A.	9/13/24	(46,672)
KRW	26,890,000,000	USD	19,588,988	Citibank N.A.	9/13/24	(5,706)
USD	333,442	KRW	460,000,000	Citibank N.A.	9/13/24	(1,564)
USD	372,227	JPY	58,000,000	HSBC Securities Inc.	9/13/24	(17,502)
JPY	908,000,000	USD	5,856,769	JPMorgan Chase & Co.	9/13/24	244,506
JPY	1,544,000,000	USD	9,871,063	JPMorgan Chase & Co.	9/13/24	503,793
JPY	4,637,000,000	USD	29,969,300	JPMorgan Chase & Co.	9/13/24	1,188,862
USD	9,336,110	JPY	1,472,000,000	JPMorgan Chase & Co.	9/13/24	(554,944)
USD	19,832,506	JPY	3,107,000,000	JPMorgan Chase & Co.	9/13/24	(1,044,874)
CLP	8,740,000,000	USD	9,451,990	HSBC Securities Inc.	9/17/24	(175,726)
USD	94,544	CLP	90,000,000	HSBC Securities Inc.	9/17/24	(978)
USD	470,337	CLP	440,000,000	HSBC Securities Inc.	9/17/24	3,339
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 BrandywineGLOBAL — Global Unconstrained Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	29,320,000	USD	5,311,594	HSBC Securities Inc.	10/22/24	$(174,913)
USD	9,037,275	MXN	168,500,000	Citibank N.A.	10/29/24	124,973
COP	720,000,000	USD	174,783	JPMorgan Chase & Co.	10/30/24	622
USD	12,805,455	COP	52,770,000,000	JPMorgan Chase & Co.	10/30/24	(50,235)
EUR	8,970,000	USD	9,771,828	Goldman Sachs Group Inc.	11/7/24	(17,927)
Net unrealized depreciation on open forward foreign currency contracts						$(1,018,290)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNH	—	Chinese Offshore Yuan
COP	—	Colombian Peso
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
SEK	—	Swedish Krona
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Global Unconstrained Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$80,755,274	—	$80,755,274
Mortgage-Backed Securities	—	45,988,090	—	45,988,090
Sovereign Bonds	—	41,121,212	—	41,121,212
Corporate Bonds & Notes	—	15,280,982	—	15,280,982
Collateralized Mortgage Obligations	—	2,781,279	—	2,781,279
Convertible Bonds & Notes	—	1,139,078	—	1,139,078
Total Investments	—	$187,065,915	—	$187,065,915
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$3,162,629	—	$3,162,629
Total	—	$190,228,544	—	$190,228,544

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$4,180,919	—	$4,180,919

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2024. The following transactions were effected in such company for the period ended July 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$4,850,260	$95,196,711	95,196,711	$100,046,971	100,046,971

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$217,793	—	—

BrandywineGLOBAL — Global Unconstrained Bond Fund 2024 Quarterly Report